Acquisition Activity (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition
Schedule of Business Acquisitions
During 2014, the Company completed the acquisitions of Trust-One Memphis, Teche and First Private. The following table summarizes consideration paid, net assets acquired and goodwill recognized.

(Dollars in thousands)	Consideration Paid	Net Assets Acquired	Goodwill Recognized
Trust One Bank - Memphis Operations	$—	$(8,596)	$8,596
Teche Holding Company	156,740	76,311	80,429
First Private Holdings, Inc.	58,640	32,387	26,253

Pro Forma Information
The following unaudited pro forma information for the years ended December 31, 2014 and 2013 reflect the Company’s estimated consolidated results of operations as if the acquisitions of Florida Bank Group, Old Florida, and Georgia Commerce occurred at January 1, 2014, unadjusted for potential cost savings and preliminary purchase price adjustments.

(Dollars in thousands, except per share data)	2014	2013
Interest and non-interest income	$803,722	$699,308
Net income	172,554	69,625
Earnings per share - basic	4.39	1.88
Earnings per share - diluted	4.38	1.88

Florida Bank Group, Inc.
Business Acquisition
Schedule of Business Acquisitions
The following summarizes consideration paid and a preliminary allocation of purchase price to net assets acquired.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	752,493	$47,497
Total equity consideration		47,497
Non-Equity consideration
Cash		42,988
Total consideration paid		90,485
Fair value of net assets assumed including identifiable intangible assets		74,781
Goodwill		$15,704

Schedule of Assets Acquired and Liabilities Assumed
The acquired assets and liabilities, as well as the preliminary adjustments to record those assets and liabilities at their estimated fair values, are presented in the following tables.

Florida Bank Group	As Acquired	Preliminary Fair Value Adjustments		As recorded by the Company
(Dollars in thousands)
Assets
Cash and cash equivalents	$72,982	$—		$72,982
Investment securities	107,236	136	(1)	107,372
Loans	312,902	(5,371)	(2)	307,531
Other real estate owned	498	(75)	(3)	423
Core deposit intangible	—	4,489	(4)	4,489
Deferred tax asset, net	19,889	8,569	(5)	28,458
Other assets	29,817	(8,949)	(6)	20,868
Total Assets	$543,324	$(1,201)		$542,123
Liabilities
Interest-bearing deposits	$282,417	$263	(7)	$282,680
Non-interest-bearing deposits	109,548	—		109,548
Borrowings	60,000	8,598	(8)	68,598
Other liabilities	1,898	4,618	(9)	6,516
Total Liabilities	$453,863	$13,479		$467,342
Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of Florida Bank Group’s investments to their estimated fair values on the date of acquisition.

(2)
The amount represents the adjustment of the book value of Florida Bank Group's loans to their estimated fair values based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.

(3)	The adjustment represents the adjustment of Florida Bank Group's OREO to its estimated fair value less costs to sell on the date of acquisition.

(4)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.

(5)	The amount represents the net deferred tax asset recognized on the fair value adjustments of Florida Bank Group acquired assets and assumed liabilities.

(6)
The amount represents the adjustment of the book value of Florida Bank Group’s property, equipment, and other assets to their estimated fair values at the acquisition date based on their appraised value.

(7)	The amount represents the adjustment of the book value of Florida Bank Group's time deposits to their estimated fair values at the date of acquisition.

(8)
The amount represents the adjustment of the book value of Florida Bank Group’s borrowings to their estimated fair value based on current interest rates and the credit characteristics inherent in the liability.

(9)	The amount is necessary to record Florida Bank Group's rent liability at fair value.

Old Florida Bancshares, Inc.
Business Acquisition
Schedule of Business Acquisitions
The following summarizes consideration paid and a preliminary allocation of purchase price to net assets acquired.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	3,839,554	$242,007
Total equity consideration		242,007
Non-Equity consideration
Cash		11,145
Total consideration paid		253,152
Fair value of net assets assumed including identifiable intangible assets		153,514
Goodwill		$99,638

Schedule of Assets Acquired and Liabilities Assumed

Old Florida	As Acquired	Preliminary Fair Value Adjustments		As recorded by the Company
(Dollars in thousands)
Assets
Cash and cash equivalents	$360,688	$—		$360,688
Investment securities	67,209	—		67,209
Loans held for sale	5,952	—		5,952
Loans	1,073,773	(10,822)	(1)	1,062,951
Other real estate owned	4,515	1,449	(2)	5,964
Core deposit intangible	—	6,821	(3)	6,821
Deferred tax asset, net	10,629	4,388	(4)	15,017
Other assets	30,549	(7,238)	(5)	23,311
Total Assets	$1,553,315	$(5,402)		$1,547,913
Liabilities
Interest-bearing deposits	$1,048,765	$123	(6)	$1,048,888
Non-interest-bearing deposits	340,869	—		340,869
Borrowings	1,528	—		1,528
Other liabilities	3,038	76	(7)	3,114
Total Liabilities	$1,394,200	$199		$1,394,399
Explanation of certain fair value adjustments:

(1)
The amount represents the adjustment of the book value of Old Florida's loans to their estimated fair values based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.

(2)	The adjustment represents the adjustment of Old Florida's OREO to its estimated fair value less costs to sell on the date of acquisition.

(3)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.

(4)	The amount represents the net deferred tax asset recognized on the fair value adjustments of Old Florida acquired assets and assumed liabilities.

(5)	The amount represents the adjustment of the book value of Old Florida’s property, equipment, and other assets to their estimated fair values at the acquisition date based on their appraised value.

(6)	The amount represents the adjustment of the book value of Old Florida's time deposits to their estimated fair values on the date of acquisition.

(7)	The adjustment is necessary to record Old Florida's rent liability at fair value.

Georgia Commerce Bancshares Inc.
Business Acquisition
Schedule of Business Acquisitions
The following summarizes consideration paid and a preliminary allocation of purchase price to net assets acquired.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	2,882,357	$185,249
Total equity consideration		185,249
Non-Equity consideration
Cash		5,015
Total consideration paid		190,264
Fair value of net assets assumed including identifiable intangible assets		102,945
Goodwill		$87,319

Schedule of Assets Acquired and Liabilities Assumed

Georgia Commerce	As Acquired	Preliminary Fair Value Adjustments		As recorded by the Company
(Dollars in thousands)
Assets
Cash and cash equivalents	$51,059	$—		$51,059
Investment securities	135,710	(806)	(1)	134,904
Loans held for sale	1,249	—		1,249
Loans	807,726	(15,606)	(2)	792,120
Other real estate owned	9,795	(4,207)	(3)	5,588
Core deposit intangible	—	6,720	(4)	6,720
Deferred tax asset, net	5,031	5,451	(5)	10,482
Other assets	28,952	(657)	(6)	28,295
Total Assets	$1,039,522	$(9,105)		$1,030,417
Liabilities
Interest-bearing deposits	$658,133	$176	(7)	$658,309
Non-interest-bearing deposits	249,739	—		249,739
Borrowings	13,203	—		13,203
Other liabilities	6,221	—		6,221
Total Liabilities	$927,296	$176		$927,472

Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of Georgia Commerce’s investments to their estimated fair values on the date of acquisition.

(2)
The amount represents the adjustment of the book value of Georgia Commerce's loans to their estimated fair values based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.

(3)	The adjustment represents the adjustment of Georgia Commerce's OREO to its estimated fair value less costs to sell on the date of acquisition.

(4)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.

(5)	The amount represents the net deferred tax asset recognized on the fair value adjustments of Georgia Commerce acquired assets and assumed liabilities.

(6)	The amount represents the adjustment of the book value of Georgia Commerce’s property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value.

(7)	The amount represents the adjustment of the book value of Georgia Commerce's time deposits to their estimated fair values at the date of acquisition.